SHAREHOLDERS' EQUITY :	12 Months Ended
Oct. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
11. SHAREHOLDERS’ EQUITY :

Series B Preferred Stock Financing

On July 19, 2010, the Company entered into a Series B Preferred Stock Purchase Agreement with Optimus (the “Series B Purchase Agreement”), pursuant to which Optimus agreed to purchase, upon the terms and subject to the conditions set forth therein and described below, up to $7.5 million of the Company’s newly authorized, non-convertible, redeemable Series B preferred stock (“Series B Preferred Stock”) at a price of $10,000 per share.  Under the terms of the Series B Purchase Agreement, subject to the Company’s ability to maintain an effective registration statement for the Warrant Shares (as defined below), the Company may from time to time until July 19, 2013, present Optimus with a notice to purchase a specified amount of Series B Preferred Stock. Subject to satisfaction of certain closing conditions, Optimus is obligated to purchase such shares of Series B Preferred Stock on the 10th trading day after the date of the notice. The Company will determine, in its sole discretion, the timing and amount of Series B Preferred Stock to be purchased by Optimus, and may sell such shares in multiple tranches. Optimus will not be obligated to purchase the Series B Preferred Stock upon the Company’s notice (i) in the event the average closing sale price of the Company’s common stock during the nine trading days following delivery of such notice falls below 75% of the closing sale price of the Company’s common stock on the trading day prior to the date such notice is delivered to Optimus, or (ii) to the extent such purchase would result in the Company and its affiliates beneficially owning more than 9.99% of the Company’s outstanding common stock.  The Series B Preferred Stock is only redeemable at the option of the Company as set forth in the Company’s Certificate of Designations of Preferences, Rights and Limitations of Series B Preferred Stock and not otherwise subject to redemption or repurchase by the Company in any circumstances.

Pursuant to the Series B Purchase Agreement, on July 19, 2010, the Company issued to an affiliate of Optimus a three-year warrant to purchase up to 40,500,000 shares of the Company’s common stock (the “Warrant Shares”), at an initial exercise price of $0.25 per share, subject to adjustment as described below.  The warrant consists of and is exercisable in tranches, with a separate tranche being created upon each delivery of a tranche notice under the Series B Purchase Agreement. On each tranche notice date, that portion of the warrant equal to 135% of the tranche amount will vest and become exercisable, and such vested portion may be exercised at any time during the exercise period on or after such tranche notice date. On and after the first tranche notice date and each subsequent tranche notice date, the exercise price of the warrant will be adjusted to the closing sale price of a share of the Company’s common stock on the applicable tranche notice date. The exercise price of the warrant may be paid (at the option of the affiliate of Optimus) in cash or by its issuance of a four-year, full-recourse promissory note, bearing interest at 2% per annum, and secured by a specified portfolio of assets. However, such promissory note is not due or payable at any time that (a) the Company is in default of any preferred stock purchase agreement for Series B Preferred Stock or any warrant issued pursuant thereto, any loan agreement or other material agreement or (b) there are any shares of the Series B Preferred Stock issued or outstanding.

On April 4, 2011,the  Company and Optimus  entered into an amendment to the Preferred Stock Purchase Agreement dated July 19, 2010  between the Company and Optimus.  Under the amendment Optimus  remains obligated, from time to time until July 19, 2013, to purchase up to an additional 284 shares of non-convertible, redeemable Series B Preferred Stock, $0.001 par value per share (the “ Series B Preferred Stock ”) at a purchase price of $10,000 per share upon notice from the Company to the Investor, subject to the satisfaction of certain conditions set forth in the Purchase Agreement.

In order to satisfy certain conditions set forth in the Purchase Agreement that would allow the Company to require the Investor to purchase the remaining shares of Series B Preferred Stock under the Purchase Agreement, the Amendment provides that, among other things, the Company will issue to the Holder a three-year warrant (the “ Additional Warrant ”) to purchase up to an additional 25,560,000 shares of the Company’s common stock, at an initial exercise price of $0.15 per share, subject to adjustment as described below.  The Additional Warrant will become exercisable on the earlier of (i) the date on which a registration statement registering for resale the shares of the Company’s common stock issuable upon exercise of the Additional Warrant (the “ Warrant Shares ”) becomes effective and (ii) the first date on which such Warrant Shares are eligible for resale without limitation under Rule 144 (assuming a cashless exercise of the Additional Warrant).  The Additional Warrant consists of and is exercisable in tranches, with a separate tranche being created upon each delivery of a tranche notice under the Purchase Agreement.  On each tranche notice date, that portion of the Additional Warrant equal to 135% of the tranche amount will vest and become exercisable, and such vested portion may be exercised at any time during the exercise period on or after such tranche notice date.  On and after the first tranche notice date and each subsequent tranche notice date, the exercise price of the Additional Warrant will be adjusted to the closing sale price of a share of the Company’s common stock on the applicable tranche notice date.  The exercise price of the Additional Warrant may be paid (at the option of the Investor) in cash or by the Investor’s issuance of a four-year, full-recourse promissory note (each, a “ Promissory Note ”), bearing interest at 2% per annum, and secured by specified portfolio of assets.  However, no Promissory Note will be due or payable at any time that (a) the Company is in default of any preferred stock purchase agreement for Series B Preferred Stock or any warrant issued pursuant thereto, any loan agreement or other material agreement or (b) there are any shares of the Company’s Series B Preferred Stock issued or outstanding.  The Additional Warrant also provides for cashless exercise in certain circumstances. If a “Funding Default” (as such term is defined in the Additional Warrant) occurs and the Additional Warrant has not previously been exercised in full, the Company has the right to demand surrender of the Additional Warrant (or any remaining portion thereof) without compensation, and the Additional Warrant will automatically be cancelled.

On April 4, 2011, the Company and the Holder also entered into an Amended and Restated Security Agreement to ensure that any Promissory Note issued upon exercise of the Additional Warrant will be entitled to the benefits of the security and collateral provisions of the Security Agreement dated as of July 19, 2010.
From November 1, 2010, through October 31, 2011 the Company issued and sold 177 shares of non-convertible, redeemable Series B Preferred Stock to Optimus pursuant to the terms of a Preferred Stock Purchase.  Prior to closing on the Preferred Stock purchase, the company received $300,000 from Optimus in exchange for promissory notes (subsequently repaid at closing).  The Company received gross proceeds of $1.47 million (net proceeds of $1.34 million) from this transaction.

In connection with these transactions, Optimus exercised 15,752,903 warrants at exercise prices ranging from $.15 to $.155. In addition, on April 4, 2011, under an amendment to the Preferred Stock Purchase Agreement dated July 19, 2010, the Company issued Optimus a three-year warrant to purchase 25,560,000 shares of the Company’s common stock at an initial exercise price of $0.15.  As of October 31, 2011, 25,560,000 warrants remained outstanding.

As of October 31, 2011, the Company continued to have 284 shares of its Series B Preferred Stock available for sale to Optimus at a gross purchase price of $10,000.  Under the terms of the May 2011 Notes, the Company may issue Optimus securities only to the extent the net proceeds of such issuance are used to repay May 2011 Noteholders.

Warrants

Some of our warrants (except the warrants issued to an affiliate of Optimus) contain “full-ratchet” anti-dilution provisions originally set at $0.20 with a term of five years.  The Optimus transaction on January 11, 2010 triggered the anti-dilution provisions of the warrant agreements requiring a reset of both the price of these warrants (from $.20 to $.17) and an increase in amount of warrants.  Subsequently, the Optimus transaction on September 28, 2010 triggered the anti-dilution provisions of the warrant agreements requiring a reset of both the price of these warrants (from $0.17 to $0.15) and an increase in the amount of warrants.  Therefore, any future financial offering or instrument issuance below $0.15 per share of the Company’s common stock or warrants will cause further anti-dilution and/or repricing provisions in approximately 49.4 million of our outstanding warrants.